PARTLY-OWNED SUBSIDIARIES WITH MATERIAL NON-CONTROLLING INTERESTS (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 30, 2017	Dec. 04, 2017 item
PARTLY-OWNED SUBSIDIARIES WITH MATERIAL NON-CONTROLLING INTERESTS
Profit for the year allocated to non-controlling interests		$ 151,470	¥ 985,514	¥ 852,961	¥ 218,391
Accumulated balances of non-controlling interests at the reporting dates		4,001,572		17,618,510		¥ 26,035,429
Revenue		27,677,904	180,080,750	144,228,916	123,667,667
Profit for the year		363,332	2,363,949	1,221,373	347,902
Total comprehensive income for the year		259,762	1,690,091	1,862,207	910,337
Current assets		10,505,096		66,486,679		68,349,306
Non-current assets		20,256,876		124,024,763		131,797,310
Current liabilities		(13,829,197)		(83,179,841)		(89,976,902)
Non-current liabilities		(6,863,476)		(51,544,793)		(44,655,835)
Net cash flows from/(used in) operating activities		2,017,702	13,127,777	11,530,400	7,317,746
Net cash flows (used in)/from investing activities		(1,096,381)	(7,133,382)	(4,998,596)	2,392,555
Net cash flows from/(used in) financing activities		(282,169)	(1,835,878)	(3,671,920)	(5,448,013)
Effect of foreign exchange rate changes, net		$ (34,054)	¥ (221,567)	¥ 191,546	¥ 114,766
Ningxia Energy
PARTLY-OWNED SUBSIDIARIES WITH MATERIAL NON-CONTROLLING INTERESTS
Percentage of equity interest held by non-controlling interests		29.18%	29.18%	29.18%
Profit for the year allocated to non-controlling interests			¥ (5,670)	¥ 53,667
Dividends distributed to non-controlling interests			3,264	7,430
Accumulated balances of non-controlling interests at the reporting dates				4,516,727		4,914,902
Revenue			5,624,059	4,170,859
Total expenses			5,691,240	4,064,127
Profit for the year			(67,181)	106,732
Total comprehensive income for the year			(67,181)	106,732
Current assets				4,481,921		4,538,735
Non-current assets				30,633,509		33,716,269
Current liabilities				(6,959,388)		(7,944,491)
Non-current liabilities				(17,720,701)		(19,488,716)
Net cash flows from/(used in) operating activities			2,110,801	1,874,909
Net cash flows (used in)/from investing activities			(3,933,743)	(1,384,059)
Net cash flows from/(used in) financing activities			1,350,275	291,301
Net increase/(decrease) in cash and cash equivalents			¥ (472,667)	¥ 782,151
Shandong Huayu
PARTLY-OWNED SUBSIDIARIES WITH MATERIAL NON-CONTROLLING INTERESTS
Percentage of equity interest held by non-controlling interests		45.00%	45.00%	45.00%
Profit for the year allocated to non-controlling interests			¥ 13,070	¥ 79,621
Accumulated balances of non-controlling interests at the reporting dates				822,327		860,235
Revenue			2,900,693	2,500,353
Total expenses			2,873,755	2,323,417
Profit for the year			26,938	176,936
Total comprehensive income for the year			26,938	176,936
Current assets				918,043		1,086,854
Non-current assets				2,231,424		2,475,925
Current liabilities				(1,331,872)		(1,612,994)
Non-current liabilities				(1,100)		(80,489)
Net cash flows from/(used in) operating activities			195,673	(332,713)
Net cash flows (used in)/from investing activities			(186,230)	32,753
Net cash flows from/(used in) financing activities			117	(68,627)
Net increase/(decrease) in cash and cash equivalents			¥ 9,560	(368,587)
Chalco Shandong
PARTLY-OWNED SUBSIDIARIES WITH MATERIAL NON-CONTROLLING INTERESTS
Percentage of equity interest held by non-controlling interests		30.80%	30.80%
Accumulated balances of non-controlling interests at the reporting dates						¥ 1,426,620
Equity interest acquired (as a percent)		69.20%				69.20%	100.00%
Revenue			¥ 8,402,308	5,990,183
Total expenses			8,080,124	5,636,485
Profit for the year			322,184	353,698
Total comprehensive income for the year			322,184	353,698
Current assets				2,307,274		¥ 2,279,318
Non-current assets				4,795,278		4,741,067
Current liabilities				(3,974,857)		(2,239,052)
Non-current liabilities				(300,547)		(148,757)
Net cash flows from/(used in) operating activities			840,018	136,934
Net cash flows (used in)/from investing activities			(496,837)	(200,859)
Net cash flows from/(used in) financing activities			(268,386)	(62,754)
Net increase/(decrease) in cash and cash equivalents			¥ 74,795	(126,679)
Zhongzhou Aluminum
PARTLY-OWNED SUBSIDIARIES WITH MATERIAL NON-CONTROLLING INTERESTS
Percentage of equity interest held by non-controlling interests		36.90%	36.90%
Accumulated balances of non-controlling interests at the reporting dates						¥ 2,151,713
Equity interest acquired (as a percent)		63.10%				63.10%	100.00%
Revenue			¥ 5,831,439	4,716,235
Total expenses			5,653,178	4,700,680
Profit for the year			178,261	15,555
Total comprehensive income for the year			178,261	15,555
Current assets				2,658,649		¥ 3,058,917
Non-current assets				4,722,540		4,681,807
Current liabilities				(3,793,320)		(1,881,642)
Non-current liabilities				(340,809)		(27,725)
Net cash flows from/(used in) operating activities			778,375	368,083
Net cash flows (used in)/from investing activities			(630,895)	(373,882)
Net cash flows from/(used in) financing activities			(190,781)	(40,286)
Net increase/(decrease) in cash and cash equivalents			¥ (43,301)	(46,085)
Baotou Aluminum
PARTLY-OWNED SUBSIDIARIES WITH MATERIAL NON-CONTROLLING INTERESTS
Percentage of equity interest held by non-controlling interests		25.67%	25.67%
Profit for the year allocated to non-controlling interests			¥ 72,902
Accumulated balances of non-controlling interests at the reporting dates				700,000		¥ 2,588,831
Equity interest acquired (as a percent)		74.33%				74.33%	100.00%
Revenue			10,419,392	6,467,152
Total expenses			9,696,225	5,671,676
Profit for the year			723,167	795,476
Total comprehensive income for the year			723,167	795,476
Current assets				2,308,282		¥ 3,785,165
Non-current assets				8,068,407		12,535,637
Current liabilities				(4,851,993)		(4,591,208)
Non-current liabilities				(1,060,164)		(3,894,064)
Net cash flows from/(used in) operating activities			1,015,534	1,271,670
Net cash flows (used in)/from investing activities			(4,622,781)	(2,035,306)
Net cash flows from/(used in) financing activities			3,447,792	1,084,462
Effect of foreign exchange rate changes, net			(16)	12
Net increase/(decrease) in cash and cash equivalents			¥ (159,471)	320,838
Chalco Mining
PARTLY-OWNED SUBSIDIARIES WITH MATERIAL NON-CONTROLLING INTERESTS
Percentage of equity interest held by non-controlling interests		81.14%	81.14%
Accumulated balances of non-controlling interests at the reporting dates				1,101		¥ 5,345,570
Equity interest acquired (as a percent)		18.86%				18.86%	100.00%
Revenue			¥ 4,430,817	2,390,441
Total expenses			4,389,171	2,930,569
Profit for the year			41,646	(540,128)
Total comprehensive income for the year			41,646	(540,128)
Current assets				2,790,087		¥ 2,997,388
Non-current assets				6,060,379		6,108,012
Current liabilities				(2,627,715)		(2,499,653)
Non-current liabilities				(5,421,182)		¥ (17,604)
Net cash flows from/(used in) operating activities			1,205,318	212,147
Net cash flows (used in)/from investing activities			(552,588)	(461,248)
Net cash flows from/(used in) financing activities			(603,051)	157,940
Net increase/(decrease) in cash and cash equivalents			49,679	¥ (91,161)
Investment Agreement and Debt to Equity Swap Agreement | Target Companies
PARTLY-OWNED SUBSIDIARIES WITH MATERIAL NON-CONTROLLING INTERESTS
Amount of capital increase	¥ 12,600,000		¥ 12,600,000
Investment Agreement and Debt to Equity Swap Agreement | The Investors
PARTLY-OWNED SUBSIDIARIES WITH MATERIAL NON-CONTROLLING INTERESTS
Number of investors | item								8